UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number    811-4258
                                    ------------

 Value Line Convertible Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                   ---------------

Date of fiscal year end:  April 30, 2007
                         ----------------

Date of reporting period:  April 30, 2007
                          ----------------

Item I.  Reports to Stockholders.
------   ------------------------

            A copy of the Annual Report to Stockholders for the period ended 4/30/07 is included with this Form.

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    P.O. Box 272
                    Cos Cob, CT 06807-0272

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    David T. Henigson
                    Vice President,
                    Secretary and Chief
                    Compliance Officer
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

539614


--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                 April 30, 2007
--------------------------------------------------------------------------------


                                   Value Line
                                  Convertible
                                   Fund, Inc.


                               [Value Line Logo]

Value Line Convertible Fund, Inc.
                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

The year that ended on April 30, 2007 was a strong year for equities and fixed income securities, thereby providing healthy returns for convertibles.

In June of 2006, The Federal Reserve Board paused in its restrictive monetary policy which consisted of a series of interest rate hikes which began in December of 2004. Since June of 2006, the Federal Reserve has neither raised nor lowered interest rates, but has kept rates stable. The Federal Reserve stopped raising rates for two reasons: its main concern, inflation, was moderating from a peak of 2.9% to its current rate of 2.3%, as measured by the CPI Core Year over Year Index. And GDP growth slowed from 5.6% in the first quarter of 2006, to 1.3% by the first quarter of 2007.

Convertible issues, as well as equities and fixed income securities, rallied due to the pause in monetary policy as well as expectations that the Federal Reserve would cut interest rates to stimulate economic growth. However, investors were disappointed when the Federal Reserve held interest rates steady with no inclination toward easing rates. Strong global growth in Asia, Europe, and Latin America helped to support U.S growth and corporate profits, and this dissuaded the Fed from reducing rates.

Starting in December of 2006, bond prices declined due to the disappointment over the Federal Reserve's decision not to reduce interest rates. However, this did not derail the equity and convertible markets as they continued to rally, supported by strong global growth and a great amount of liquidity from investors all over the world.

For the year ended on April 30, 2007, your Fund generated a total return of 9.20%(1). This lagged the Fund's benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Stock Index)(2), which returned 15.71%. The principal reason for the underperformance was the Fund's slight underweighting in three sectors that outperformed-energy, basic materials, and industrials. By the end of the 2006, we had taken measures to correct this, creating an overweight position in all three sectors.

The outlook for the convertible market remains positive as global growth is healthy and monetary authorities around the world are dedicated to fighting inflation, either through holding interest rates steady or raising rates gradually. Despite this, convertibles and their underlying equities have had a long rally, so corrections would not be surprising. In addition, Asian markets, particularly China, have had the strongest rallies and a speculative fervor has come to dominate investing in those markets. This increases the risk of a downturn in those markets which would have negative implications for the convertible and equity markets.

Our current strategy is to continue to assume a moderate risk profile somewhat greater than our Index benchmark. We will maintain our overweighted positions in energy, basic materials, and industrials.

--------------------------------------------------------------------------------
(1) The return for the report period presented in the letter differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

(2) The S&P 500 Stock Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.
Convertible Fund Shareholders
--------------------------------------------------------------------------------

However, due to the long-term nature of the rally, we have added some defensive issues, in the healthcare sector, for example. We will continue to select convertible issues with favorable income, good liquidity, and solid credit worthiness that offer favorable prospects for price appreciation. We will focus this selection among the highest ranked convertibles in the Value Line Convertible Survey and those companies ranked highly in the Value Line Investment Survey.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.


                                 Sincerely,

                                 /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
June 5, 2007

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

Economic Observations

The economy slowed steadily over the course of 2006, with the U.S. gross domestic product growth decelerating into the 2.0%-2.5% range in the second half. What's more, growth has moderated further in the early months of this year, with first-quarter GDP showing just a tepid increase of 1.3%. Spreading weakness in the housing market, a softening in retail spending, and stubbornly high oil prices are combining to keep GDP growth on this slower track. These depressants are likely to stay with us for some time, suggesting that the economy will expand by little more than 2% this year. Inflation, which has been largely under control for the past decade, should remain so again this year, perhaps even moderating a little as the economy proceeds at this measured pace.

Meanwhile, the Federal Reserve Board, which has held interest rates at current levels since last June, following two years in which it had raised them steadily, may stay on hold through at least the opening half. Thereafter, we believe that the combination of slow economic growth and moderating inflation could prompt the Fed to start lowering rates. Such a downward course in borrowing costs should help to prevent a recession later this year or in 2008. In fact, the combination of lower interest rates and a modestly reviving housing market should help to lift GDP growth back up to 2.5%-3.0% next year. Economic growth along these lines and accompanying subdued inflation should prove generally positive for the stock and bond markets, in our opinion.


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Convertible Fund, Inc. to that of the S&P 500 Stock Index. The Value Line Convertible Fund, Inc. is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The returns for the Index do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

 Comparison of a Change in the Value of a $10,000 Investment in the Value Line
               Convertible Fund, Inc. and the S&P 500 Stock Index*

[The following data was represented as a line graph in the printed material]

             Value Line             S&P 500
            Convertible              Stock
             Fund, Inc.              Index
5/97          $10,000               $10,000
4/98           12,504                14,107
4/99           11,924                17,186
4/00           15,884                18,927
4/01           14,077                16,471
4/02           13,340                14,392
4/03           12,857                12,476
4/04           14,533                15,330
4/05           14,526                16,301
4/06           17,005                18,815
4/07           18,569                21,682

* The Standard and Poor's 500 Stock Index (S&P 500 Stock Index) is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

     The return for the index does not reflect expenses which are deducted from the Fund's returns.


Performance Data:**

                                       Average Annual     Growth of an Assumed
                                        Total Return      Investment of $10,000
                                      ----------------   ----------------------
 1 year ended 4/30/07*** ..........          9.20%               $10,920
 5 years ended 4/30/07*** .........          6.84%               $13,920
10 years ended 4/30/07*** .........          6.38%               $18,569

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*** The return for the report period presented in the table differs from the return in the Financial Highlights. This is a result of the calculation of the Financial Highlights return adhering to GAAP presentation.

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007).


Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         11/1/06
                                                          value            value           thru
                                                         11/1/06          4/30/07         4/30/07
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,082.90        $ 5.06
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,019.93        $ 4.91

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 0.98% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.


--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

Portfolio Highlights at April 30, 2007 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                              Principal
                                                              Amount or                    Percentage of
Issue                                                           Shares         Value        Net Assets
--------------------------------------------------------------------------------------------------------
Lockheed Martin Corp. 5.11%, 5/15/07 .....................    $ 450,000     $ 614,011           1.8%
Entergy Corp. 7.63%, Pfd. ................................        8,000     $ 554,400           1.6%
NRG Energy, Inc. 4.00%, Pfd. .............................          250     $ 516,187           1.5%
AES Trust III, 6.75%, Pfd. ...............................       10,000     $ 499,700           1.5%
Alliant Techsystems, Inc. 2.75%, 2/15/24 .................    $ 350,000     $ 434,437           1.3%
Schering-Plough Corp. 6.00%, Pfd. ........................        6,000     $ 432,750           1.3%
Church & Dwight Company, Inc. 5.25%, 8/15/33 .............    $ 250,000     $ 422,187           1.3%
Goodyear Tire & Rubber Co. (The), 4.00%, 6/15/34 .........    $ 150,000     $ 419,812           1.2%
Electronic Data Systems Corp. 3.88%, 7/15/23 .............    $ 400,000     $ 416,000           1.2%
Agere Systems, Inc. 6.50%, 12/15/09 ......................    $ 400,000     $ 409,500           1.2%


--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following data was represented as a pie chart in the printed material]

Convertible Securities                    82.8%
Common Stocks                             11.7%
Cash & Other                               5.5%


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[The following data was represented as a bar chart in the printed material]

Consumer, Non-cyclical                    20.6%
Industrial                                19.5%
Financial                                 13.6%
Communications                            12.3%
Consumer, Cyclical                        10.6%
Energy                                     7.9%
Utilities                                  6.3%
Technology                                 5.3%
Basic Materials                            2.1%
Government                                 0.9%
Diversified                                0.9%


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Principal
 Amount                                                  Value
-----------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (63.2%)
            ADVERTISING (1.2%)
$  250,000  Interpublic Group of Companies,
            Inc. (The) 4.50%, 3/15/23 ............. $  295,937
   100,000  Omnicom Group, Inc. 0.0%
            7/31/32(1) ............................    102,750
                                                    ----------
                                                       398,687

            AEROSPACE/DEFENSE (5.0%)
   100,000  AAR Corp. 1.75%, 2/1/26 ...............    121,125
   350,000  Alliant Techsystems, Inc.
            2.75%, 2/15/24 ........................    434,437
   100,000  Armor Holdings, Inc. 2.00%,
            11/1/24(2) ............................    145,875
   350,000  L-3 Communications Corp.
            3.00%, 8/1/35 .........................    378,438
   450,000  Lockheed Martin Corp. 5.11%,
            8/15/33(3) ............................    614,011
                                                    ----------
                                                     1,693,886

            AIR TRANSPORT (1.0%)
   200,000  ExpressJet Holdings, Inc.,
            4.25%, 8/1/23 .........................    192,250
   150,000  JetBlue Airways Corp.
            3.75%, 3/15/35 ........................    142,500
                                                    ----------
                                                       334,750

            AUTO & TRUCK (0.3%)
   100,000  United Auto Group, Inc. Senior
            Subordinated Notes, 3.50%, 4/1/26 .....    105,875

            BANK (1.2%)
   400,000  Wells Fargo & Co. Senior
            Debentures, 5.11%, 5/1/33(3) ..........    399,068

            BIOTECHNOLOGY (0.9%)
   200,000  Amgen, Inc. 0.13%, 2/1/11 .............    192,250
   100,000  Amgen, Inc. Senior Notes,
            0.38%, 2/1/13 .........................     95,625
                                                    ----------
                                                       287,875

            CEMENT & AGGREGATES (0.4%)
   100,000  Ceradyne, Inc. Senior
            Subordinated Notes,
            2.88%, 12/15/35 .......................    119,625

            COAL (0.6%)
   200,000  Peabody Energy Corp.
            4.75%, 12/15/66 .......................    217,250

            COMPUTER & PERIPHERALS (0.8%)
   250,000  EMC Corp. Senior Notes,
            1.75%, 12/1/11 ........................    279,688

            COMPUTER SOFTWARE & SERVICES (1.6%)
   400,000  Electronic Data Systems Corp.
            3.88%, 7/15/23 ........................    416,000
   100,000  Sybase, Inc. Subordinated Notes,
            1.75%, 2/22/25 ........................    110,000
                                                    ----------
                                                       526,000

            DIVERSIFIED COMPANIES (1.5%)
   200,000  Danaher Corp. 0.0%, 1/22/21(1) ........    208,750
   200,000  Tyco International Group S.A.
            Senior Debentures Ser. B,
            3.13%, 1/15/23 ........................    312,000
                                                    ----------
                                                       520,750

            DRUG (4.7%)
   200,000  Allergan, Inc. 1.50%, 4/1/26 ..........    217,750
   250,000  Genzyme Corp. 1.25%, 12/1/23 ..........    265,625
   250,000  OSI Pharmaceuticals, Inc.
            3.25%, 9/8/23 .........................    248,750
   150,000  Sciele Pharma, Inc. 1.75%, 3/8/24......    173,625
   250,000  Teva Pharmaceutical Finance LLC
            Series A, 0.50%, 2/1/24 ...............    272,500
   200,000  Watson Pharmaceuticals, Inc.
            Senior Debentures Contingent,
            1.75%, 3/15/23 ........................    187,000
   200,000  Wyeth 4.88%, 1/15/24(4) ...............    220,860
                                                    ----------
                                                     1,586,110

            ELECTRICAL UTILITY -- CENTRAL (0.9%)
   100,000  CenterPoint Energy, Inc. Series B,
            3.75%, 5/15/23 ........................    167,125
   100,000  CMS Energy Corp. Senior Notes,
            2.88%, 12/1/24 ........................    138,750
                                                    ----------
                                                       305,875

            ELECTRONICS (1.3%)
   150,000  Avnet, Inc. 2.00%, 3/15/34 ............    194,625
   250,000  Flextronics International Ltd.
            Subordinated Notes,
            1.00%, 8/1/10 .........................    240,312
                                                    ----------
                                                       434,937

See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2007
--------------------------------------------------------------------------------

Principal
 Amount                                                  Value
-----------------------------------------------------------------
            ENTERTAINMENT (3.2%)
$  250,000  Liberty Media Corp. (convertible
            into Time Warner, Inc.
            common) 0.75%, 3/30/23 .................. $   303,125
   400,000  Sinclair Broadcast Group, Inc.
            6.00%, 9/15/12 ..........................     394,500
   300,000  Walt Disney Co. (The)
            2.13%, 4/15/23 ..........................     366,750
                                                      -----------
                                                        1,064,375

            ENVIRONMENTAL (1.4%)
   200,000  Allied Waste North America, Inc.
            4.25%, 4/15/34 ..........................     193,750
   250,000  Waste Connections, Inc. Senior
            Notes, 3.75%, 4/1/26 ....................     279,375
                                                      -----------
                                                          473,125

            FINANCIAL SERVICES -- DIVERSIFIED (1.8%)
   200,000  Financial Federal Corp.
            2.00%, 4/15/34 ..........................     207,000
   300,000  Merrill Lynch & Co, Inc. 0.0%
            3/13/32(1) ..............................     389,130
                                                      -----------
                                                          596,130

            HEALTH CARE INFORMATION SYSTEMS (1.5%)
   300,000  Incyte Corp. 3.50%, 2/15/11 .............     277,500
   200,000  WebMD Corp. 1.75%, 6/15/23 ..............     229,500
                                                      -----------
                                                          507,000

            HOTEL/GAMING (1.1%)
   250,000  Hilton Hotels Corp. Senior Notes,
            3.38%, 4/15/23 ..........................     384,063

            HOUSEHOLD PRODUCTS (1.3%)
   250,000  Church & Dwight Company, Inc.
            5.25%, 8/15/33 ..........................     422,187

            INDUSTRIAL SERVICES (1.6%)
   150,000  Amdocs Ltd. 0.50%, 3/15/24 ..............     151,125
   150,000  Quanta Services, Inc.
            4.50%, 10/1/23 ..........................     376,500
                                                      -----------
                                                          527,625

            INSURANCE -- LIFE (0.6%)
   200,000  Prudential Financial, Inc. Senior
            Notes, 2.94%, 12/12/36(3)(5) ............     201,780

            INSURANCE -- PROPERTY & CASUALTY (0.5%)
   250,000  American Financial Group, Inc.
            1.49%, 6/2/33(2) ........................     154,688

            MACHINERY (0.9%)
   100,000  AGCO Corp. Senior Subordinated
            Notes, 1.25%, 12/15/36 ..................     117,750
   250,000  Roper Industries, Inc. 1.48%,
            1/15/34(2) ..............................     178,438
                                                      -----------
                                                          296,188

            MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.8%)
   250,000  Fleetwood Enterprises, Inc. Senior
            Subordinated Debentures,
            5.00%, 12/15/23 .........................     252,813

            MEDICAL SERVICES (2.7%)
   300,000  Apria Healthcare Group, Inc.
            Senior Notes, 3.38%, 9/1/33 .............     327,000
   100,000  Laboratory Corporation of
            America Holdings Subordinated
            Notes, 0.0%, 9/11/21(1) .................     106,125
   300,000  Lincare Holdings, Inc.
            3.00%, 6/15/33 ..........................     296,625
   150,000  PSS World Medical, Inc.
            2.25%, 3/15/24 ..........................     186,750
                                                      -----------
                                                          916,500

            MEDICAL SUPPLIES (4.4%)
   300,000  ALZA Corp. 0.0%, 7/28/20(1) .............     264,750
   200,000  Cytyc Corp. 2.25%, 3/15/24 ..............     253,750
   200,000  Edwards Lifesciences Corp.
            3.88%, 5/15/33 ..........................     207,000
   200,000  Fisher Scientific International Inc.
            Senior Subordinated Notes,
            3.25%, 3/1/24 ...........................     289,250
   150,000  Medtronic, Inc. 1.50%, 4/15/11 ..........     158,625
   100,000  Medtronic, Inc. Senior Notes,
            1.50%, 4/15/11 ..........................     105,750
   300,000  Thoratec Corp. Subordinated
            Notes, 1.38%, 5/16/34(2) ................     209,250
                                                      -----------
                                                        1,488,375

            METALS FABRICATING (0.7%)
   200,000  Trinity Industries, Inc.
            Subordinated Notes,
            3.88%, 6/1/36 ...........................     238,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

Principal
 Amount                                                  Value
-----------------------------------------------------------------
            OILFIELD SERVICES/
            EQUIPMENT (2.3%)
$  200,000  Cameron International Corp.
            1.50%, 5/15/24 ........................ $   380,500
   100,000  Diamond Offshore Drilling, Inc.
            1.50%, 4/15/31 ........................     174,750
   100,000  Schlumberger Ltd. Series A,
            1.50%, 6/1/23 .........................     204,000
                                                    -----------
                                                        759,250

            PETROLEUM -- INTEGRATED (0.6%)
   200,000  McMoRan Exploration Co.
            5.25%, 10/6/11 ........................     207,750

            PHARMACY SERVICES (0.5%)
   200,000  Omnicare, Inc. 3.25%, 12/15/35 ........     166,000

            PRECISION INSTRUMENT (0.8%)
   200,000  FEI Co. Subordinated Notes, 0.0%
            6/15/23(1) ............................     279,000

            R.E.I.T. (1.3%)
   100,000  Host Hotels & Resorts, Inc.
            Exchangeable Senior Debentures,
            2.63%, 4/15/27(5) .....................      95,875
   350,000  Vornado Realty Trust Senior
            Notes, 3.63%, 11/15/26 ................     348,250
                                                    -----------
                                                        444,125

            RAILROAD (1.1%)
   250,000  CSX Corp. 0.0% 10/30/21(1) ............     382,813

            RECREATION (0.5%)
   200,000  Carnival Corp. 0.0% 10/24/21(1) .......     163,750

            RETAIL -- AUTOMOTIVE (0.4%)
   100,000  Sonic Automotive, Inc. Senior
            Subordinated Notes, 4.25%,
            11/30/15(2) ...........................     131,875

            RETAIL -- SPECIAL LINES (1.7%)
   250,000  Best Buy Company, Inc.
            2.25%, 1/15/22 ........................     271,250
   150,000  Dick's Sporting Goods, Inc.
            1.61%, 2/18/24(2) .....................     155,250
   150,000  School Specialty, Inc.
            Subordinated Notes, 3.75%,
            8/1/23(2) .............................     148,687
                                                    -----------
                                                        575,187

            RETAIL BUILDING SUPPLY (0.5%)
   150,000  Lowe's Companies, Inc. 0.0%
            10/19/21(1) ...........................     160,125

            RETAIL STORE (0.5%)
   150,000  Costco Wholesale Corp. 0.0%
            8/19/17(1) ............................     182,438

            SEMICONDUCTOR (1.3%)
   250,000  Intel Corp. Jr. Subordinated
            Debentures, 2.95%, 12/15/35 ...........     227,500
   200,000  LSI Logic Corp. 4.00%, 5/15/10 ........     200,750
                                                    -----------
                                                        428,250

            SEMICONDUCTOR -- EQUIPMENT (0.6%)
   200,000  Cymer, Inc. 3.50%, 2/15/09 ............     204,750

            TELECOMMUNICATION SERVICES (2.0%)
   100,000  NII Holdings, Inc. 2.88%, 2/1/34 ......     296,000
   150,000  NII Holdings, Inc. Senior Notes,
            2.75%, 8/15/25 ........................     247,687
   100,000  Time Warner Telecom, Inc. Senior
            Debentures, 2.38%, 4/1/26 .............     128,500
                                                    -----------
                                                        672,187

            TELECOMMUNICATIONS EQUIPMENT (3.3%)
   400,000  Agere Systems, Inc.
            6.50%, 12/15/09 .......................     409,500
   250,000  Andrew Corp. Subordinated
            Notes, 3.25%, 8/15/13 .................     253,750
   150,000  Anixter International Inc. 0.0%
            7/7/33(1) .............................     162,750
   100,000  Ciena Corp. Senior Notes,
            0.25%, 5/1/13 .........................      92,500
   150,000  Comtech Telecommunications
            Corp. 2.00%, 2/1/24(2) ................     195,750
                                                    -----------
                                                      1,114,250

            TIRE & RUBBER (1.2%)
   150,000  Goodyear Tire & Rubber Co.
            (The) 4.00%, 6/15/34(5) ...............     419,812

            TRUCKING (0.3%)
   100,000  YRC Worldwide, Inc. Contingent
            Senior Notes, 3.38%, 11/25/23 .........     116,625

See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2007
--------------------------------------------------------------------------------

Principal
 Amount                                                  Value
-----------------------------------------------------------------------
            WIRELESS NETWORKING (0.4%)
$100,000    Itron, Inc. Senior Subordinated
            Notes, 2.50%, 8/1/26 ....................    $  122,250
                                                       ------------
            TOTAL CONVERTIBLE
            CORPORATE BONDS &
            NOTES (Cost $19,277,849) ................    21,263,662
                                                       ------------

 Shares
-----------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (19.6%)

           AUTO & TRUCK (0.8%)
7,000      Ford Motor Company Capital
           Trust II 6.50%, Pfd. .....................       251,125

           CHEMICAL -- DIVERSIFIED (0.7%)
5,000      Celanese Corp. 4.25%, Pfd. ...............       217,500

           DRUG (1.3%)
6,000      Schering-Plough Corp. 6.00%, Pfd. ........       432,750

           ELECTRICAL UTILITY -- CENTRAL (2.0%)
4,000      Aquila, Inc. 6.75%, Pfd. .................       133,500
8,000      Entergy Corp. 7.63%, Pfd. ................       554,400
                                                        -----------
                                                            687,900

           FINANCIAL SERVICES -- DIVERSIFIED (1.6%)
    3      Federal National Mortgage
           Association 5.38%, Pfd.(5) ...............       304,026
5,000      Lazard Ltd. 6.63%, Pfd. ..................       231,300
                                                        -----------
                                                            535,326

           GROCERY (0.5%)
6,000      Albertson's, Inc. 7.25%, Pfd. ............       150,900

           INSURANCE -- LIFE (1.3%)
9,000      MetLife, Inc. 6.38%, Pfd. ................       295,875
2,000      Reinsurance Group of America,
           Inc. 5.75%, Pfd. .........................       156,000
                                                        -----------
                                                            451,875

           INSURANCE -- PROPERTY & CASUALTY (0.4%)
5,000      XL Capital Ltd. 6.50%, Pfd. ..............       127,950

           INTERNET (0.3%)
4,000      E*Trade Financial Corp.
           6.13%, Pfd. ..............................       115,000

           MACHINERY (0.2%)
1,317      United Rentals Trust I 6.50%, Pfd. .......        64,533

           METALS & MINING DIVERSIFIED (0.8%)
   150     Freeport-McMoRan Copper &
           Gold, Inc. 5.50%, Pfd. ...................       230,194
   500     Freeport-McMoRan Copper &
           Gold, Inc. 6.75%, Pfd. ...................        54,270
                                                        -----------
                                                            284,464

           NATURAL GAS -- DIVERSIFIED (1.6%)
   200     El Paso Corp. 4.99%, Pfd. ................       260,400
 2,000     Williams Companies, Inc. (The)
           5.50%, Pfd. ..............................       276,750
                                                        -----------
                                                            537,150

           OILFIELD SERVICES/EQUIPMENT (1.1%)
 5,000     Bristow Group, Inc. 5.50%, Pfd. ..........       258,125
 1,714     Hanover Compressor Co.
           7.25%, Pfd. ..............................       107,553
                                                        -----------
                                                            365,678

           PETROLEUM -- PRODUCING (0.9%)
 3,000     Chesapeake Energy Corp.
           4.50%, Pfd. ..............................       304,500

           POWER (3.0%)
10,000     AES Trust III 6.75%, Pfd. ................       499,700
   250     NRG Energy, Inc. 4.00%, Pfd. .............       516,187
                                                        -----------
                                                          1,015,887

           R.E.I.T. (1.1%)
 4,000     Simon Property Group, Inc.
           6.00%, Pfd. ..............................       369,000

           TELECOMMUNICATIONS EQUIPMENT (0.9%)
   300     Lucent Technologies Capital
           Trust I, 7.75%, Pfd. .....................       311,813

           THRIFT (1.1%)
 5,000     Sovereign Cap Trust IV
           4.38%, Pfd. ..............................       245,625
 2,000     Washington Mutual Capital Trust I
           5.38%, Pfd. ..............................       109,580
                                                        -----------
                                                            355,205
                                                        -----------
           TOTAL CONVERTIBLE
           PREFERRED STOCK
           (Cost $5,471,406) ........................   $ 6,578,556
                                                        -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

 Shares                                                   Value
-----------------------------------------------------------------------
COMMON STOCKS (11.7%)

          ADVERTISING (0.1%)
1,000     aQuantive, Inc. * ......................   $    30,610

          AEROSPACE/DEFENSE (0.3%)
1,000     Boeing Co. (The) .......................        93,000

          APPAREL (0.1%)
1,000     Perry Ellis International, Inc. * ......        33,200

          BANK (0.1%)
1,000     Bank of America Corp. ..................        50,900

          CHEMICAL -- BASIC (0.1%)
1,000     E.I. du Pont de Nemours and Co. ........        49,170

          CHEMICAL -- DIVERSIFIED (0.2%)
1,000     Monsanto Co. ...........................        58,990

          COMPUTER SOFTWARE & SERVICES (0.1%)
1,000     Accenture Ltd. Class A .................        39,100

          DIVERSIFIED COMPANIES (0.2%)
1,000     Honeywell International, Inc. ..........        54,180

          DRUG (0.6%)
2,000     Celgene Corp. * ........................       122,320
1,000     Gilead Sciences, Inc. * ................        81,720
                                                     -----------
                                                         204,040

          ELECTRICAL EQUIPMENT (0.9%)
1,000     General Cable Corp. * ..................        57,440
2,000     General Electric Co. ...................        73,720
8,000     GrafTech International Ltd. * ..........        79,840
1,000     Trimble Navigation Ltd. * ..............        28,680
1,000     WESCO International Inc. * .............        63,170
                                                     -----------
                                                         302,850

          ELECTRONICS (0.1%)
1,000     Harris Corp. ...........................        51,350

          FINANCIAL SERVICES -- DIVERSIFIED (0.9%)
2,000     Affiliated Managers Group, Inc.* .......       235,260
1,000     American International
          Group, Inc. ............................        69,910
                                                     -----------
                                                         305,170

          FOOD PROCESSING (0.2%)
1,000     Bunge Ltd. .............................        75,760

          HEALTH CARE INFORMATIONSYSTEMS (0.2%)
1,000     Cerner Corp. * .........................        53,240

          HOME BUILDING (0.8%)
3,800     Avatar Holdings, Inc. * ................       285,266

          HOTEL/GAMING (0.2%)
1,000     MGM MIRAGE * ...........................        67,250

          INDUSTRIAL SERVICES (0.2%)
1,000     CB Richard Ellis Group, Inc.
          Class A * ..............................        33,850
1,000     FTI Consulting, Inc. * .................        36,770
                                                     -----------
                                                          70,620

          INTERNET (0.7%)
4,000     Priceline.com, Inc. * ..................       222,560

          MACHINERY (0.2%)
1,000     Allis-Chalmers Energy, Inc. * ..........        19,350
1,000     Lennox International, Inc. .............        33,810
                                                     -----------
                                                          53,160

          MEDICAL SUPPLIES (0.5%)
3,000     Affymetrix, Inc. * .....................        78,810
1,000     Zimmer Holdings, Inc. * ................        90,480
                                                     -----------
                                                         169,290

          NATURAL GAS -- DIVERSIFIED (0.4%)
2,000     Devon Energy Corp. .....................       145,740

          OILFIELD SERVICES/EQUIPMENT (0.6%)
1,000     Diamond Offshore Drilling, Inc. ........        85,600
1,000     ENSCO International, Inc. ..............        56,380
1,000     GlobalSantaFe Corp. ....................        63,930
                                                     -----------
                                                         205,910
          PACKAGING & CONTAINER (0.2%)
2,000     Sealed Air Corp. .......................        65,800

See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2007
--------------------------------------------------------------------------------

 Shares                                                   Value
-----------------------------------------------------------------------
          PETROLEUM -- INTEGRATED (0.9%)
1,491     Hess Corp. ................................   $    84,614
1,000     Marathon Oil Corp. ........................       101,550
1,000     Sasol Ltd. ADR ............................        34,170
1,000     Valero Energy Corp. .......................        70,230
                                                        -----------
                                                            290,564

          PRECIOUS METALS (0.1%)
1,000     AngloGold Ashanti Ltd. ADR ................        44,570

          PRECISION INSTRUMENT (0.5%)
3,000     Thermo Fisher Scientific, Inc. * ..........       156,180

          R.E.I.T. (0.2%)
1,222     Starwood Hotels & Resorts
          Worldwide, Inc. ...........................        81,899

          RAILROAD (0.2%)
1,000     Norfolk Southern Corp. ....................        53,240

          RETAIL STORE (0.4%)
1,000     J.C. Penney Company, Inc. .................        79,090
1,000     Kohl's Corp. * ............................        74,040
                                                        -----------
                                                            153,130

          SECURITIES BROKERAGE (0.7%)
1,000     Bear Stearns Companies,
          Inc. (The) ................................       155,700
1,000     Lehman Brothers Holdings, Inc. ............        75,280
                                                        -----------
                                                            230,980

          TELECOMMUNICATION
          SERVICES (0.2%)
2,000     Telecom Italia S.p.A. ADR .................        59,900

          TOILETRIES & COSMETICS (0.4%)
2,000     Avon Products, Inc. .......................        79,600
1,000     Chattem, Inc. * ...........................        57,140
                                                        -----------
                                                            136,740

          WIRELESS NETWORKING (0.2%)
1,000     Itron, Inc. * .............................        67,340
                                                        -----------

          TOTAL COMMON STOCKS
          (Cost $3,522,344) .........................     3,961,699
                                                        -----------
          TOTAL INVESTMENT
          SECURITIES (94.5%)
          (Cost $28,271,599) ........................   $31,803,917
                                                        -----------

Principal
 Amount                                                                Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.8%)
$1,300,000        With Morgan Stanley, 5.03%, dated 4/30/07,
                    due 5/1/07, delivery value $1,300,182
                    (collateralized by $1,000,000 U.S.
                    Treasury Notes 7.625%, due 11/15/22,
                    with a value of $1,334,809) ...................  $ 1,300,000
                                                                     -----------

                  TOTAL REPURCHASE AGREEMENTS
                    (Cost $1,300,000) .............................    1,300,000
                                                                     -----------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (1.7%) ....................................      556,689
                                                                     -----------
NET ASSETS (100%) .................................................  $33,660,606
                                                                     ===========
NET ASSET VALUE OFFERING
  AND REDEMPTION PRICE, PER
  OUTSTANDING SHARE
  ($33,660,606 - 2,473,022 shares
  outstanding) ....................................................  $     13.61
                                                                     ===========

*    Non-income producing.
ADR American Depositary Receipt

(1)  Zero coupon bond.
(2) Step Bond -- The rate shown is as of April 30, 2007 and will reset at a future date.
(3)  Rate at 4/30/2007. Floating rate changes quarterly.
(4)  Rate at 4/30/2007. Floating rate changes semi-annually.
(5) Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at April 30, 2007
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost--$28,271,599) ........................................      $31,803,917
Repurchase agreements (Cost--$1,300,000) ......................        1,300,000
Cash ..........................................................           80,530
Receivable for securities sold ................................          436,312
Interest and dividends receivable .............................          150,913
Prepaid expenses ..............................................           13,656
Receivable for capital shares sold ............................              243
                                                                     -----------
     Total Assets .............................................       33,785,571
                                                                     -----------
Liabilities:
Payable for securities purchased ..............................           77,006
Payable for capital shares repurchased ........................            2,961
Accrued expenses:
   Advisory fee ...............................................           17,355
   Service and distribution plan fees .........................            2,777
   Directors' fees and expenses ...............................              919
   Other ......................................................           23,947
                                                                     -----------
     Total Liabilities ........................................          124,965
                                                                     -----------
Net Assets ....................................................      $33,660,606
                                                                     ===========
Net assets consist of:
Capital stock, at $1.00 par value (authorized
   50,000,000, outstanding 2,473,022 shares) ..................      $ 2,473,022
Additional paid-in capital ....................................       26,678,467
Undistributed net investment income ...........................           76,998
Accumulated net realized gain
   on investments .............................................          899,801
Net unrealized appreciation of investments ....................        3,532,318
                                                                     -----------
Net Assets ....................................................      $33,660,606
                                                                     ===========
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($33,660,606 [divided by] 2,473,022 shares
   outstanding) ...............................................      $     13.61
                                                                     ===========


Statement of Operations
for the Year Ended April 30, 2007
--------------------------------------------------------------------------------

Investment Income:
Interest ..................................................         $   770,760
Dividends (net of foreign withholding tax
   of $705) ...............................................             388,931
                                                                    -----------
   Total Income ...........................................           1,159,691
                                                                    -----------
Expenses:
Advisory fee ..............................................             267,052
Service and distribution plan fees ........................              89,017
Custodian fees ............................................              40,152
Transfer agent fees .......................................              28,752
Auditing and legal fees ...................................              26,629
Printing and postage ......................................              26,274
Registration and filing fees ..............................              24,931
Insurance, dues and other .................................              11,441
Directors' fees and expenses ..............................               3,484
                                                                    -----------
   Total Expenses Before Custody Credits
     and Fees Waived ......................................             517,732
   Less: Advisory Fee Waived ..............................             (44,509)
   Less: Service and Distribution Plan
     Fees Waived ..........................................             (53,410)
   Less: Custody Credits ..................................              (7,484)
                                                                    -----------
   Net Expenses ...........................................             412,329
                                                                    -----------
Net Investment Income .....................................             747,362
                                                                    -----------
Net Realized and Unrealized Gain/(Loss)
   on Investments:
   Net Realized Gain ......................................           2,123,296
   Change in Net Unrealized
     Appreciation/(Depreciation) ..........................             273,778
                                                                    -----------
Net Realized Gain and Change in
   Net Unrealized Appreciation/
   (Depreciation) on Investments ..........................           2,397,074
                                                                    -----------
   Increase in Net Assets from Operations .................         $ 3,144,436
                                                                    ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                               Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended April 30, 2007 and 2006
--------------------------------------------------------------------------------

                                                                       Year Ended      Year Ended
                                                                     April 30, 2007   April 30, 2006
                                                                     -------------------------------
Operations:
 Net investment income ...........................................    $    747,362     $    689,519
 Net realized gain on investments ................................       2,123,296        2,065,406
 Change in net unrealized appreciation/(depreciation) ............         273,778        3,203,171
                                                                      -----------------------------
 Increase in net assets from operations ..........................       3,144,436        5,958,096
                                                                      -----------------------------
Distributions to Shareholders:
 Net investment income ...........................................        (861,012)        (487,016)
                                                                      -----------------------------
Capital Share Transactions:
 Proceeds from sale of shares ....................................       4,653,638        1,173,175
 Proceeds from reinvestment of distributions to shareholders .....         763,162          421,882
 Cost of shares repurchased ......................................     (10,565,733)      (9,204,741)
                                                                      -----------------------------
 Decrease in net assets from capital share transactions ..........      (5,148,933)      (7,609,684)
                                                                      -----------------------------
Total Decrease in Net Assets .....................................      (2,865,509)      (2,138,604)
Net Assets:
 Beginning of year ...............................................      36,526,115       38,664,719
                                                                      -----------------------------
 End of year .....................................................    $ 33,660,606     $ 36,526,115
                                                                      =============================
Undistributed net investment income, at end of year ..............    $     76,998     $    191,520
                                                                      =============================

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1.   Significant Accounting Policies
Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to shareholders. Therefore, no provision for federal income tax is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a


--------------------------------------------------------------------------------
16

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2007
--------------------------------------------------------------------------------

particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Convertible Securities. It is the Fund's policy to invest a significant portion of its assets in convertible securities. The return provided by a convertible security is greatly influenced by the performance of the common stock for which it can be exchanged. However, factors such as coupon rate, yield to maturity, years to maturity and premium rates and investment value, which measures the convertible security's degree of downside price protection, all can have a strong effect on the performance of the convertible security while having no influence on the performance of its underlying common stock. Therefore, convertible securities are not considered derivative financial instruments. In connection with transactions in convertible securities, when the Fund chooses to convert the securities into the underlying common stock at the designated conversion rate, there will be no gain or loss recognized upon conversion and the cost of the common stock will reflect the cost of the original convertible security.

(F) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments are included in realized gain/loss on investments and change in unrealized appreciation/depreciation on investments.

(G) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

2.   Capital Share Transactions
Transactions in capital stock were as follows:


                                                    Year Ended         Year Ended
                                                  April 30, 2007     April 30, 2006
                                                  ---------------------------------
Shares sold ..............................           372,549             97,583
Shares issued in reinvestment of
   dividends and distributions ...........            60,785             34,967
Shares repurchased .......................          (816,841)          (772,015)
                                                  ---------------------------------
Net decrease .............................          (383,507)          (639,465)
                                                  =================================
Dividends per share from net investment
   income ................................          $ 0.3075           $ 0.1575
                                                  =================================


3.   Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                     Year Ended
                                   April 30, 2007
                                   --------------
Purchases:
   Investment securities .........   $41,093,468
                                     -----------
Sales or Redemptions:
   Investment securities .........   $44,376,686
                                     ===========

4.   Income Taxes
At April 30, 2007, information on the tax components of capital is as follows:


Cost of investments for tax purposes .........   $29,688,780
                                                 ===========
Gross tax unrealized appreciation ............   $ 3,728,424
Gross tax unrealized depreciation ............      (313,287)
                                                 -----------
Net tax unrealized appreciation on
   investments ...............................   $ 3,415,137
                                                 ===========
Undistributed ordinary income ................   $    76,998
                                                 ===========
Undistributed long-term gain .................   $ 1,016,981
                                                 ===========

During the year ended April 30, 2007, the Fund utilized $1,152,874 of its carryforward loss.

The Fund's net unrealized gain (loss) differ for financial statement and tax purposes primarily due to wash sales.

Permanent book-tax differences relating to the classification of income in the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by $872, and increased accumulated net realized gain on investments by $872. These reclassifications were primarily due to differing treatments of consent fees and investments in real estate investment trusts for tax purposes. Net assets were not affected by this reclassification.

The tax composition of distributions to shareholders for the years ended April 30, 2007 and April 30, 2006 were as follows:


                              2007          2006
                            ------------------------
Ordinary income .........   $861,012      $487,016
                            ------------------------

5. Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates
An advisory fee of $267,052 before fee waivers was paid or payable to Value Line, Inc. (the "Adviser") for the year ended April 30, 2007. This was computed at an annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds' respective net assets. The Fund bears all other costs and expenses. Effective March 7, 2006, the Adviser voluntarily waived 0.125% of the fee. The fee waiver amounted to


--------------------------------------------------------------------------------
18

                                               Value Line Convertible Fund, Inc.

                                                                  April 30, 2007
--------------------------------------------------------------------------------

$44,509. The Adviser has no right to recoup previously waived amounts.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended April 30, 2007, fees amounting to $89,017 before fee waivers were accrued under this plan. Effective March 7, 2006, the Distributor voluntarily waived 0.15% of the fee. The fee waiver amounted to $53,410. The Distributor has no right to recoup previously waived amounts.

For the year ended April 30, 2007, the Fund's expenses were reduced by $7,484 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At April 30, 2007, the Adviser and/or affiliated companies owned 204 shares of the Fund representing less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 378 shares, representing less than 1% of the outstanding shares.

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                               Years Ended April 30,
                                        --------------------------------------------------------------------
                                           2007           2006           2005          2004          2003
                                        --------------------------------------------------------------------
Net asset value, beginning of year ..   $    12.78     $    11.06     $    11.31    $    10.28    $    10.97
                                        --------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income ..............         0.27           0.23           0.19          0.28          0.27
 Net gains or losses on securities
   (both realized and unrealized) ...         0.87           1.65          (0.19)         1.05         (0.68)
                                        --------------------------------------------------------------------
 Total from investment operations ...         1.14           1.88             --          1.33         (0.41)
                                        --------------------------------------------------------------------
Less distributions:
 Dividends from net investment
   income ...........................        (0.31)         (0.16)         (0.25)        (0.30)        (0.28)
                                        --------------------------------------------------------------------
Net asset value, end of year ........   $    13.61     $    12.78     $    11.06    $    11.31    $    10.28
                                        ====================================================================
Total return ........................         9.12%         17.06%         (0.05%)       13.03%        (3.62%)
                                        ====================================================================
Ratios/Supplemental Data:
Net assets, end of year
 (in thousands) .....................   $   33,661     $   36,526     $   38,665    $   43,502    $   44,075
Ratio of expenses to average
 net assets(1) ......................         1.45%(2)       1.39%(2)       1.53%         1.51%         1.47%
Ratio of net investment income to
 average net assets .................         2.10%          1.85%          1.68%         2.49%         2.66%
Portfolio turnover rate .............          123%            82%           122%          130%          128%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.43% for the year ended April 30, 2007, 1.38% for the year ended April 30, 2006, 1.52% for the year ended April 30, 2005, 1.50% for the year ended April 30, 2004, and unchanged for the year ended April 30, 2003.

(2) Ratio reflects expenses grossed up for the voluntary fee waivers of a portion of the advisory fee by the Adviser and the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets net of the voluntary fee waivers, but exclusive of the custody credit arrangement, would have been 1.18% as of April 30, 2007 and 1.35% as of April 30, 2006.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
20

                                               Value Line Convertible Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Value Line Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Convertible Fund, Inc. (the "Fund") at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


June 29, 2007

--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Federal Tax Notice (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
During the year ended April 30, 2007, the Fund paid dividends to shareholders of $0.3075 per share from net investment income. For corporate taxpayers, 31.02% of the ordinary income distributions paid during the fiscal year ended April 30, 2007 qualify for the corporate dividends received deductions. During the fiscal year ended April 30, 2007, 29.95% of the ordinary income distribution are treated as qualified dividends.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Convertible Fund, Inc. (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 (the "1940 Act") requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the "Independent Directors"), annually to consider the investment advisory agreement between the Fund and its investment adviser, Value Line, Inc. ("Value Line") (the "Agreement"). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line's investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund over various periods of time compared to the performance of a peer group of funds consisting of the Fund and all retail and institutional convertible securities funds regardless of asset size or primary channel of distribution ("Performance Universe"), as classified by Lipper Inc., an independent evaluation service ("Lipper"), and to the Fund's benchmark index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund's shares; (v) the allocation of the Fund's brokerage, if any; and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line's services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund's management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and nine other retail front-end load and no-load convertible securities funds, as selected objectively by Lipper ("Expense Group"), and a peer group of funds consisting of the Fund, the Expense Group and all other retail front-end load and no-load convertible securities funds, as selected objectively by Lipper ("Expense Universe"); (ii) the Fund's average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund's investment performance over various time periods to the average performance of the Performance Universe as well as the ten largest retail front-end load and no-load convertible securities funds as selected by Lipper ("Lipper Index"); (iv) Value Line's financial results and condition, including Value Line's and its affiliates' profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund's current investment management staffing; and (vi) the Fund's potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance. The Board reviewed the Fund's overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that the Fund's performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2006 was below the performance of both the Performance Universe average and the Lipper Index.

Value Line's Personnel and Methods. The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund's portfolio, achieving the Fund's investment objective and adhering to the Fund's investment strategy. The Independent Directors also engaged in discussions with Value Line's senior management who are responsible for the overall functioning of the Fund's investment operations. Based on this review, the Board concluded that the Fund's management team and Value Line's overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.


--------------------------------------------------------------------------------
24

                                               Value Line Convertible Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory Agreement for Value Line Convertible Fund, Inc. (unaudited)
--------------------------------------------------------------------------------

Management Fee and Expenses. The Board considered Value Line's fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line voluntarily agreed to waive a portion of the Fund's management fee, effectively reducing the management fee rate from 0.75% to 0.625% of the Fund's average daily net assets. As a result of this voluntary management fee waiver, the Board noted that the Fund's management fee rate for the most recent fiscal year (after giving effect to the voluntary management fee waiver) was less than that of both the Expense Group average and the Expense Universe average. In addition, the Board and Value Line agreed that the management fee waiver, as described above, for a one-year period effective September 1, 2007, would be contractually imposed so that it could not be changed without the Board's approval. Based on these factors, the Board determined that the Fund's management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund's total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that, effective March 7, 2006, Value Line Securities, Inc., the Fund's principal underwriter, voluntarily agreed to waive a portion of the Fund's Rule 12b-1 fee, effectively reducing the Fund's Rule 12b-1 fee rate from 0.25% to 0.10% of the Fund's average daily net assets. As a result of this voluntary Rule 12b-1 fee waiver and the management fee waiver, the Board noted that the Fund's total expense ratio (after giving effect to these waivers) was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services. The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund's principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line's overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund's shareholders.

Profitability. The Board considered the level of Value Line's profits with respect to the management of the Fund, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line's review of its methodology in allocating certain of its costs to the management of each Fund, the reduction of management and/or Rule 12b-1 fees for certain Funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain Funds or, for other Funds, may not be changed during a set term unless approved by the Board), Value Line's termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line's overall profitability, the Board concluded that Value Line's profits from management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential "fall-out" benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale. The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund and the addition of break points was determined not to be necessary at this time.

Conclusion. The Board, in light of Value Line's overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Fund's investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund's Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                Principal
                                                                Occupation                         Other
                                                  Length of     During the                         Directorships
Name, Address, and Age       Position             Time Served   Past 5 Years                       Held by Director
--------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner        Chairman of the      Since 1985    Chairman, President and Chief      Value Line, Inc.
Age 72                       Board of Directors                 Executive Officer of Value Line,
                             and President                      Inc. (the "Adviser") and Value
                                                                Line Publishing, Inc. Chairman
                                                                and President of each of the 14
                                                                Value Line Funds and Value
                                                                Line Securities, Inc. (the
                                                                "Distributor").
--------------------------------------------------------------------------------------------------------------------
Non-Interested Directors
------------------------
John W. Chandler             Director             Since 1991    Consultant, Academic               None
1611 Cold Springs Road                                          Search Consultation Service,
Williamstown, MA 01267                                          Inc. (1992-2004); Trustee
Age 83                                                          Emeritus and Chairman
                                                                (1993-1994) of the Board of
                                                                Trustees of Duke University;
                                                                President Emeritus, Williams
                                                                College.
--------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director             Since 2000    Retired. Customer Support          None
4921 Buckingham Drive                                           Analyst, Duke Power Company,
Charlotte, NC 28209                                             until April 2007.
Age 65
--------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director             Since 2000    Professor of History,              None
54 Scott Hill Road                                              Williams College, (1961 to 2002).
Williamstown, MA 01267                                          Professor Emeritus since 2002.
Age 75                                                          President Emeritus since 1994
                                                                and President, (1985-1994);
                                                                Chairman (1993-1997) and
                                                                Interim President (2002-2003) of
                                                                the American Council of Learned
                                                                Societies. Trustee since 1997 and
                                                                Chairman of the Board since
                                                                2005, National Humanities Center.
--------------------------------------------------------------------------------------------------------------------
David H. Porter              Director             Since 1997    Visiting Professor of Classics,    None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore
Age 71                                                          College since 1999 and President,
                                                                (1987-1998).

--------------------------------------------------------------------------------
26

                                               Value Line Convertible Fund, Inc.
Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                          Other
                                                   Length of     During the                          Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                        Held by Director
---------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1985    Chairman, Institute for Political   None
169 Pompano St.                                                  Economy.
Panama City Beach, FL 32413
Age 68
---------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,           None
1409 Beaumont Drive                                              Veritable L.P. (Investment
Gladwyne, PA 19035                                               Adviser) since 2004; Senior
Age 58                                                           Financial Advisor, Hawthorn,
                                                                 (2001-2004).
---------------------------------------------------------------------------------------------------------------------
Officers
--------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 49                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor.
                                                                 Vice President, Secretary and
                                                                 Chief Compliance Officer of
                                                                 each of the 14 Value Line Funds.
---------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer             Since 2005    Controller of the Adviser until
Age 48                                                           2003; Chief Financial Officer of
                                                                 the Adviser (2003-2005);
                                                                 Treasurer of the Adviser since
                                                                 2005; Treasurer of each of the
                                                                 14 Value Line Funds.
---------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 53                       Assistant Secretary                 Secretary of the Adviser. Director
                                                                 and Vice President of the
                                                                 Distributor.
---------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Larger Companies Fund's sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

Item 2.  Code of Ethics

            (a)The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

            (f)Pursuant to item 10(a),the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.  Audit Committee Financial Expert.
------   ---------------------------------

            (a)(1)The Registrant has an Audit Committee Financial Expert serving on it's Audit Committee.

            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search

Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
------   --------------------------------------

            (a)  Audit Fees 2007 - $ 4,178

            (b)  Tax Preparation Fees 2007 -$4,660

            (c)  All Other Fees - None.

            (d) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2005 were pre-approved by the committee.

             (e) (2) Not applicable.

             (f) Not applicable.

             (g) Aggregate Non-Audit Fees 200 -$4, 660

             (h) Not applicable.

Item 10.  Controls and Procedures.
-------   ------------------------

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

            (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  Exhibits.
-------   ---------

            (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

            (b)   (1) Certification pursuant to Rule 30a-2 under the Investment
                      Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                      Exhibit 99.CERT.

                  (2) Certification pursuant to Section 906 of the
                      Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.
             ---------------------------------

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President


Date:    July 9, 2007
         ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below, by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: July 9, 2007
      ------------